Cover Page	Aug. 11, 2020
Cover [Abstract]
Entity Central Index Key	0001715768
Amendment Flag	false
Document Type	8-K
Document Period End Date	Feb. 23, 2021
Entity Registrant Name	Transphorm, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-55832
Entity Tax Identification Number	82-1858829
Entity Address, Address Line One	75 Castilian Drive
Entity Address, City or Town	Goleta
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93117
City Area Code	805
Local Phone Number	456-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false